Total
Guardian Small-Mid Cap Core VIP Fund
Guardian Small-Mid Cap Core VIP Fund
Investment Objective
The Fund seeks capital appreciation.
Fees and Expenses of the Fund

This table shows the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the fees and expenses shown in the table would be higher. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the fee table or example below. For information about these charges, fees and expenses, please refer to the applicable contract or policy prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Guardian Small-Mid Cap Core VIP Fund Guardian Small-Mid Cap Core VIP Fund
Management Fees	0.64%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	1.00%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This Example does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy, and would be higher if it did. The Example reflects contractual fee waivers and/or expense reimbursements only for the duration of the current commitment, if applicable.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Guardian Small-Mid Cap Core VIP Fund | Guardian Small-Mid Cap Core VIP Fund | USD ($)	102	318	552	1,225

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance. As of the end of its most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in common stocks, or other investments that Allspring Global Investments, LLC (the "Subadviser") believes have similar economic characteristics, of small- and medium-capitalization companies. The Subadviser defines small- and medium-capitalization companies as companies with market capitalizations similar to companies in the Russell 2000® Index and the Russell Midcap® Index at the time of purchase. Although expected to change frequently, the market capitalization range of these Indexes was $12 million to $57 billion and $348 million to $89 billion, respectively, as of March 31, 2024.

The Fund may invest up to 25% of its total assets in equity securities of foreign issuers, including American Depositary Receipts and similar investments that are either U.S. dollar denominated and/or traded on a U.S. stock exchange; as well as non-U.S. dollar denominated securities traded on a foreign stock exchange.

The Subadviser invests principally in common stocks of domestic and foreign small-and medium-capitalization companies that it believes are underpriced yet have attractive growth prospects. The Subadviser's analysis is based on the determination of a company's "private market valuation," which is the price an investor would be willing to pay for the entire company. The Subadviser determines a company's private market valuation based upon several different types of quantitative and qualitative analysis. The Subadviser carries out a fundamental analysis of a company's cash flows, asset valuations, competitive factors, and other industry specific factors. The Subadviser also gauges the company's management strength, financial health, and growth potential in determining a company's private market valuation. The Subadviser places an emphasis on company management, even meeting with management in certain situations. Finally, the Subadviser focuses on the long-term strategic direction of the company. The Subadviser then compares the private market valuation as determined by these factors to the company's public market valuation, and invests in the securities of those companies where it believes there is a significant gap between the two.

The Subadviser may sell an investment when its price no longer compares favorably with the company's private market valuation. In addition, the Subadviser may choose to sell an investment where the fundamentals deteriorate, the strategy of the management or the management itself changes, or it has a better use of capital.

Principal Investment Risks
Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year and since inception periods compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.guardianlife.com or by calling the phone number on the back of the Prospectus. Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.

Annual Returns (by calendar year)

Highest Quarterly Return: 12.06% (4th Q 2023) Lowest Quarterly Return: -15.52% (2nd Q 2022)
Average Annual Total Returns (for the period ended December 31, 2023)
Average Annual Returns - Guardian Small-Mid Cap Core VIP Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Guardian Small-Mid Cap Core VIP Fund	15.97%	(1.57%)	Oct. 25, 2021
Russell 2500® Index (reflects no deduction for fees, expenses or taxes)	17.42%	(5.72%)